Stock-based Compensation - Summary of Activity under RSU Plans (Detail) - Restricted Stock [Member] - $ / shares shares in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Opening Balance, Share	58	488
Granted
Vested	(54)	(430)
Repurchased
Closing Balance, Share	4	58
Weighted Average Opening Balance, Per Share	$ 0.03	$ 0.02
Weighted Average,Granted
Weighted Average,Vested	0.01	0.01
Weighted Average,Repurchased
Weighted Average Closing Balance, Per Share	$ 0.04	$ 0.03